Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Aug. 07, 2017
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Aug. 07, 2017
Document Effective Date	Aug. 07, 2017
Prospectus Date	Aug. 01, 2017
Gotham Short Strategies Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	GSSFX